Consolidated Balance Sheets	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	¥ 355,020,149	$ 54,410,052	¥ 129,048,978
Restricted cash	13,088,949	2,006,000
Short term investments	32,878,252	5,038,890
Accounts receivable, net	172,614,623	26,454,754	36,122,170
Inventories	4,117,807	631,091
Prepaid expenses and other current assets	35,685,292	5,469,094	6,076,474
Contract costs	3,020,770	462,960	6,263,818
Total current assets	616,425,842	94,472,841	177,511,440
PROPERTY AND EQUIPMENT, NET	729,212	111,758	769,468
OTHER ASSETS
Cost method investments	114,050,000	17,479,195	4,350,000
Prepaid expenses and deposits	2,253,932	345,435	1,248,473
Intangible assets, net	41,242,091	6,320,724	27,539,298
Operating lease right-of-use assets	1,491,848	228,639
Goodwill	396,228,760	60,725,645	352,079,834
Total non-current assets	555,266,631	85,099,638	385,217,605
Total assets	1,172,421,685	179,684,237	563,498,513
CURRENT LIABILITIES
Accounts payable	27,355,410	4,192,462	38,695,724
Deferred revenues	10,475,681	1,605,493	503,576
Other payables and accrued liabilities	5,070,624	777,119	2,280,346
Banking facility	13,049,800	2,000,000
Current portion of shareholder loans	63,876,153	9,789,599	70,987,603
Operating lease liabilities	851,980	130,574
Taxes payable	11,515,624	1,764,874	9,660,882
Total current liabilities	132,195,272	20,260,121	122,128,131
OTHER LIABILITIES
Business acquisition payable	1,864,131	285,695
Non-current shareholder loans	22,685,512	3,476,760	16,038,186
Operating lease liabilities - noncurrent	640,242	98,123
Deferred tax liabilities, net	5,984,605	917,195	2,617,179
Total other liabilities	31,174,490	4,777,773	18,655,365
Total liabilities	163,369,762	25,037,894	140,783,496
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Series A convertible preferred shares, USD 0.0001 par value, 12,916,700 shares authorized, 8,611,133 and 0 shares issued and outstanding as of December 31, 2019 and 2020, respectively			5,910
Class A ordinary shares, USD 0.0001 par value, 20,115,570 shares authorized, 20,115,570 shares issued and outstanding as of December 31, 2019 and 2020	13,095	2,007	13,095
Class B ordinary shares, USD 0.0001 par value, 466,967,730 shares authorized, 79,884,430 and 130,953,843 shares issued and outstanding as of December 31, 2019 and 2020, respectively	87,539	13,416	52,005
Additional paid-in capital	932,368,293	142,893,882	168,166,990
Retained earnings	76,207,925	11,679,554	229,177,894
Statutory reserves	24,003,483	3,678,752	22,201,382
Accumulated other comprehensive income (loss)	(35,434,146)	(5,430,604)	3,097,741
Total Wimi Hologram Cloud, Inc. shareholders’ equity	997,246,189	152,837,007	422,715,017
NONCONTROLLING INTERESTS	11,805,734	1,809,336
Total equity	1,009,051,923	154,646,343	422,715,017
Total liabilities and shareholders’ equity	¥ 1,172,421,685	$ 179,684,237	¥ 563,498,513